Federal Income Taxes (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal tax rate	34.00%	34.00%	34.00%
Unrecognized tax benefits that would affect the effective income tax rate if recognized	$ 0
Income Tax Examination, Penalties and Interest Expense	0	$ 0	$ 0
Income Tax Examination, Penalties and Interest Accrued	$ 0	$ 0